AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
1
Shares Security Description Value
Equity Securities - 88.4%
Common Stock - 88.4%
Communications - 0.7%
23,300 America Movil SAB de CV, ADR
(a)
$ 500,072
1,719 Cisco Systems, Inc. 89,861
7,119 Telefonica SA, ADR 30,469
93,168 Warner Bros Discovery, Inc.
(a)
1,406,837
2,027,239
Consumer Cyclical - 1.8%
2,076 Alibaba Group Holding, Ltd., ADR
(a)
212,126
1,241 Booking Holdings, Inc.
(a)
3,291,641
14,025 DR Horton, Inc. 1,370,102
4,873,869
Consumer Discretionary - 6.4%
116,618 Arcos Dorados Holdings, Inc., Class A 899,125
34,000 Becle SAB de CV 85,680
44,408 Comcast Corp., Class A 1,683,507
15,850 CVS Health Corp. 1,177,813
100 Domino's Pizza, Inc. 32,987
16,250 General Motors Co. 596,050
13,500 Grand Canyon Education, Inc.
(a)
1,537,650
205,501 Lincoln Educational Services Corp.
(a)
1,163,136
17,975 Lowe's Cos., Inc. 3,594,461
4,756 McDonald's Corp. 1,329,825
46,302 Sally Beauty Holdings, Inc.
(a)
721,385
3,870 The Home Depot, Inc. 1,142,114
12,850 Walmart, Inc. 1,894,733
4,550 Yum China Holdings, Inc. 288,425
7,050 Yum! Brands, Inc. 931,164
17,078,055
Consumer Staples - 16.2%
65,455 Altria Group, Inc. 2,920,602
47,955 British American Tobacco PLC, ADR 1,684,180
13,200 Coca-Cola HBC AG, ADR
(a)
361,395
3,135 Diageo PLC, ADR 567,999
50,327 Molson Coors Beverage Co., Class B 2,600,899
69,600 Monster Beverage Corp.
(a)
3,759,096
41,895 PepsiCo., Inc. 7,637,458
84,525 Philip Morris International, Inc. 8,220,056
37,544 The Coca-Cola Co. 2,328,854
195,126 The Kroger Co. 9,633,371
3,140 The Procter & Gamble Co. 466,887
54,421 Unilever PLC, ADR 2,826,083
43,006,880
Energy - 4.0%
136,810 BP PLC, ADR 5,190,571
7,430 Chevron Corp. 1,212,279
13,600 ConocoPhillips 1,349,256
100 Occidental Petroleum Corp. 6,243
7,800 Phillips 66 790,764
14,415 Valero Energy Corp. 2,012,334
10,561,447
Financials - 19.6%
53,260 Aflac, Inc. 3,436,335
49,495 American International Group, Inc. 2,492,568
2,480 Ameriprise Financial, Inc. 760,120
201,499 Bank of America Corp. 5,762,871
16,545 Berkshire Hathaway, Inc., Class B
(a)
5,108,600
60,674 Central Pacific Financial Corp. 1,086,064
25,975 Citigroup, Inc. 1,217,968
5,616 Colliers International Group, Inc. 592,769
200 Columbia Banking System, Inc. 4,284
5,616 FirstService Corp. 791,800
46,668 Franklin Resources, Inc. 1,257,236
Shares Security Description Value
Financials - 19.6% (continued)
2,025 Marsh & McLennan Cos., Inc. $ 337,264
34,665 Mastercard, Inc., Class A 12,597,608
1,100 PayPal Holdings, Inc.
(a)
83,534
1,700 Ryan Specialty Holdings, Inc.
(a)
68,408
149,625 The Bank of New York Mellon Corp. 6,798,960
11,068 The Travelers Cos., Inc. 1,897,166
3,200 U.S. Bancorp 115,360
15,249 Unum Group 603,250
30,100 Visa, Inc., Class A 6,786,346
7,000 Wells Fargo & Co. 261,660
52,060,171
Health Care - 23.6%
29,284 Abbott Laboratories 2,965,298
3,663 AbbVie, Inc. 583,772
4,950 Becton Dickinson & Co. 1,225,323
9,595 Biogen, Inc.
(a)
2,667,698
18,226 Elevance Health, Inc. 8,380,497
990 Embecta Corp. 27,839
40,108 Johnson & Johnson 6,216,740
80,518 Medtronic PLC 6,491,361
69,854 Merck & Co., Inc. 7,431,767
8,370 Organon & Co. 196,862
6,282 Pfizer, Inc. 256,306
14,397 Quest Diagnostics, Inc. 2,036,887
13,990 The Cigna Group 3,574,865
36,212 UnitedHealth Group, Inc. 17,113,429
903 Viatris, Inc. 8,687
26,750 Zimmer Biomet Holdings, Inc. 3,456,100
62,633,431
Industrials - 4.5%
30,135 CAE, Inc.
(a)
681,955
1,240 Caterpillar, Inc. 283,762
119,491 Corning, Inc. 4,215,642
3,695 FedEx Corp. 844,271
52,482 Gates Industrial Corp. PLC
(a)
728,975
85,521 Manitex International, Inc.
(a)
445,564
26,700 Raytheon Technologies Corp. 2,614,731
2,780 The Boeing Co.
(a)
590,555
2,924 The Greenbrier Cos., Inc. 94,065
7,440 United Parcel Service, Inc., Class B 1,443,286
11,942,806
Information Technology - 7.8%
39,720 Alphabet, Inc., Class A
(a)
4,120,155
18,125 Cognizant Technology Solutions Corp.,
Class A 1,104,356
19,000 Forrester Research, Inc.
(a)
614,650
3,155 Meta Platforms, Inc., Class A
(a)
668,671
49,022 Microsoft Corp. 14,133,043
100 MSCI, Inc. 55,969
20,696,844
Materials - 3.6%
14,225 Celanese Corp., Class A 1,548,960
28,458 Corteva, Inc. 1,716,302
28,458 Dow, Inc. 1,560,068
25,464 DuPont de Nemours, Inc. 1,827,551
2,149 International Flavors & Fragrances, Inc. 197,622
25,505 LyondellBasell Industries NV, Class A 2,394,665
4,980 The Mosaic Co. 228,482
9,473,650
Transportation - 0.2%
2,610 Union Pacific Corp. 525,289
Total Common Stock (Cost $92,442,085) 234,879,681
Total Equity Securities (Cost $92,442,085) 234,879,681

AUXIER FOCUS FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
2
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2023.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Principal
Security
Description Rate Maturity Value
Fixed Income Securities - 9.7%
Corporate Non-Convertible Bonds - 0.8%
Energy - 0.1%
$ 400,000 Energy
Transfer LP
(callable at
100)
(b)(c)
6.63% 02/15/45 $ 299,429
Financials - 0.7%
400,000 Bank of
America Corp.
(callable at
100)
(b)(c)
6.25  12/31/24 391,500
400,000 Citigroup, Inc.
(callable at
100)
(b)(c)
6.30  11/15/67 381,500
300,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
6.10  12/31/49 293,250
500,000 JPMorgan
Chase & Co.
(callable at
100)
(b)(c)
7.39  5/1/49 485,913
400,000 Truist Financial
Corp. (callable
at 100)
(b)(c)
5.13  06/15/49 340,000
1,892,163
Total Corporate Non-Convertible Bonds (Cost
$2,352,573) 2,191,592
U.S. Government & Agency Obligations - 8.9%
U.S. Treasury Securities - 8.9%
21,000,000 U.S. Treasury
Bill
(d)
4.31  04/13/23 20,973,088
100,000 U.S. Treasury
Bill
(d)
4.50  05/04/23 99,603
2,500,000 U.S. Treasury
Bill
(d)
4.03  09/07/23 2,449,029
23,521,720
Total U.S. Government & Agency Obligations
(Cost $23,526,713) 23,521,720
Total Fixed Income Securities (Cost
$25,879,286) 25,713,312
Shares Security Description Value
Money Market Fund - 1.8%
4,823,380 Fidelity Investments Treasury Only
Portfolio, 4.45%
(e)
(Cost $4,823,380) 4,823,380
Investments, at value - 99.9% (Cost $123,144,751) $ 265,416,373
Other Assets & Liabilities, Net - 0.1% 336,190
Net Assets - 100.0% $ 265,752,563
ADR American Depositary Receipt
LP Limited Partnership
PLC Public Limited Company
(a) Non-income producing security.
(b) Variable or adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of March 31, 2023.
(c) Perpetual maturity security.
(d) Zero coupon bond. Interest rate presented is yield to maturity.
(e) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2023.
Level 1 Level 2 Level 3 Total
Investments at Value
Common Stock
Communications $ 1,527,167 $ 500,072 $ – $ 2,027,239
Consumer Cyclical 4,873,869 – – 4,873,869
Consumer Discretionary 17,078,055 – – 17,078,055
Consumer Staples 43,006,880 – – 43,006,880
Energy 10,561,447 – – 10,561,447
Financials 52,060,171 – – 52,060,171
Health Care 62,633,431 – – 62,633,431
Industrials 11,942,806 – – 11,942,806
Information Technology 20,696,844 – – 20,696,844
Materials 9,473,650 – – 9,473,650
Transportation 525,289 – – 525,289
Corporate Non-
Convertible Bonds – 2,191,592 – 2,191,592
U.S. Government &
Agency Obligations – 23,521,720 – 23,521,720
Money Market Fund – 4,823,380 – 4,823,380
Investments at Value $ 234,379,609 $ 31,036,764 $ – $ 265,416,373